Statements of Comprehensive Loss ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 ILS (₪) ₪ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 ILS (₪) ₪ / shares shares	Dec. 31, 2019 ILS (₪) ₪ / shares shares
Operating expenses:
Research and development, net of participations	₪ 10,341	$ 3,325	₪ 51,463	₪ 68,645
Marketing, general and administrative	24,528	7,887	16,687	9,706
Other income	(40)	(13)	(75,484)
Total operating expenses (income)	34,829	11,199	(7,334)	78,351
Operating income (loss)	(34,829)	(11,199)	7,334	(78,351)
Financial income	5,716	1,838	3,843	4
Financial expense	(10,865)	(3,494)	(15,632)	(30,847)
Net Loss	(39,978)	(12,855)	(4,455)	(109,194)
Total comprehensive loss	₪ (39,978)	$ (12,855)	₪ (4,455)	₪ (109,194)
Basic and diluted loss per share (in New Shekels per share and Dollars per share) | (per share)	₪ (0.07)	$ (0.02)	₪ (0.01)	₪ (0.33)
Weighted average number of shares outstanding used to compute basic and diluted loss per share (in Shares)	564,575,967	564,575,967	443,260,878	326,651,721